MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Principal repayments
Principal repayments of borrowings	$ 14,301	$ 14,232
Principal repayment of borrowings	14,301	14,232
Non-recourse borrowings of managed entities	245,311	220,560
Subsidiary equity obligations	3,808	4,759
Interest expense
Corporate borrowings	10,371	8,973
Non-recourse borrowings	69,574	64,758
Subsidiary equity obligations	325	2,603
Insurance contracts that are liabilities	9,201	9,801
Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	23,577	16,802
Less than 1 year
Principal repayments
Principal repayments of borrowings	496
Principal repayment of borrowings		1,258
Non-recourse borrowings of managed entities	47,994	49,898
Subsidiary equity obligations	789	182
Interest expense
Corporate borrowings	675	620
Non-recourse borrowings	12,375	11,888
Subsidiary equity obligations	105	176
Commercial paper and credit facility draws outstanding		767
Less than 1 year | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,254	1,211
2 to 3 Years
Principal repayments
Principal repayments of borrowings	1,413
Principal repayment of borrowings		1,430
Non-recourse borrowings of managed entities	55,559	50,501
Subsidiary equity obligations	41	779
Interest expense
Corporate borrowings	1,270	1,135
Non-recourse borrowings	20,622	19,311
Subsidiary equity obligations	102	331
2 to 3 Years | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	2,136	2,249
Later than four years and not later than five years [member]
Principal repayments
Principal repayments of borrowings	1,736
Principal repayment of borrowings		2,049
Non-recourse borrowings of managed entities	62,126	54,518
Subsidiary equity obligations	183	115
Interest expense
Corporate borrowings	1,115	992
Non-recourse borrowings	13,182	12,693
Subsidiary equity obligations	87	302
Later than four years and not later than five years [member] | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,659	1,811
Greater than 5 years
Principal repayments
Principal repayments of borrowings	10,656
Principal repayment of borrowings		9,495
Non-recourse borrowings of managed entities	79,632	65,643
Subsidiary equity obligations	2,795	3,683
Interest expense
Corporate borrowings	7,311	6,226
Non-recourse borrowings	23,395	20,866
Subsidiary equity obligations	31	1,794
Greater than 5 years | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	$ 18,528	$ 11,531